As filed with the Securities and Exchange Commission on July 15, 2003

                                                              File No. 333-86921
                                                                       811-04721
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No.   9                                      |X|
                                     ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No.  3                                                      [X]
                     ---
                        (Check appropriate box or boxes.)

                              --------------------


                  Phoenix Life Variable Universal Life Account

                           (Exact Name of Registrant)

                              --------------------


                         Phoenix Life Insurance Company

                               (Name of Depositor)

                              --------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              --------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)


                              --------------------

     It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 | | on _____________ pursuant to paragraph (b) of Rule 485
     [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on _____________ pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              --------------------

================================================================================

                        Version A Phoenix Corporate Edge
                   and Version B Phoenix Executive Benefit-VUL
                       are not being updated at this time.

                              PHOENIX EXECUTIVE VUL                  [Version C]
                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY
PROSPECTUS                                                       SEPTEMBER, 2003

Phoenix Executive VUL is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to one or more of the subaccounts of the Phoenix Life Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
  [diamond] Phoenix-Aberdeen International Series
  [diamond] Phoenix-AIM Mid-Cap Equity Series
  [diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
  [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
  [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series [diamond] Phoenix-Hollister Value Equity Series
  [diamond] Phoenix-Janus Flexible Income Series
  [diamond] Phoenix-Kayne Large-Cap Core Series
  [diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
  [diamond] Phoenix-Lazard U.S. Multi-Cap Series
  [diamond] Phoenix-Lord Abbett Bond-Debenture Series
  [diamond] Phoenix-Lord Abbett Large-Cap Value Series
  [diamond] Phoenix-Lord Abbett Mid-Cap Value Series
  [diamond] Phoenix-MFS Investors Growth Stock Series
  [diamond] Phoenix-MFS Investors Trust Series
  [diamond] Phoenix-MFS Value Series
  [diamond] Phoenix-Northern Dow 30 Series
  [diamond] Phoenix-Northern Nasdaq-100 Index(R) Series
  [diamond] Phoenix-Oakhurst Growth and Income Series
  [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
  [diamond] Phoenix-Seneca Strategic Theme Series
  [diamond] Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
  [diamond] AIM V.I. Capital Appreciation Fund
  [diamond] AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
  [diamond] Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
  [diamond] Federated Fund for U.S. Government Securities II
  [diamond] Federated High Income Bond Fund II - Primary Shares
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
  [diamond] VIP Contrafund(R) Portfolio
  [diamond] VIP Growth Opportunities Portfolio
  [diamond] VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
  [diamond] Mutual Shares Securities Fund
  [diamond] Templeton Foreign Securities Fund
  [diamond] Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
  [diamond] Rydex Variable Trust Juno Fund
  [diamond] Rydex Variable Trust Nova Fund
  [diamond] Rydex Variable Trust Sector Rotation Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
  [diamond] Scudder VIT EAFE(R) Equity Index Fund
  [diamond] Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
  [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
  [diamond] Wanger Foreign Forty
  [diamond] Wanger International Small Cap
  [diamond] Wanger Twenty
  [diamond] Wanger U.S. Smaller Companies

-----------------------------------------------------------------------------------------------------------------
IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                  [envelope] COLI ADMINISTRATION UNIT
                                                                             One American Row
                                                                             Hartford, Connecticut  06102
                                                                             860.403.6013
                                                                  OR
                                                                  [envelope] PHOENIX COLI CUSTOMER SERVICE CENTER
                                                                             C/O ANDESA TPA, INC.
                                                                             1605 N CEDAR CREST BLVD. SUITE 502
                                                                             ALLENTOWN, PA  18104
                                                                             610.439.5256

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                                       VUL COLI UNIT
                                                                             100 BRIGHT MEADOW BLVD, ACCOUNTING 2E101
                                                                             ENFIELD, CT 06082

It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------
     Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                                     Page
--------------------------------------------------------------------------------
RISK/BENEFIT SUMMARY .....................................................     4
  Policy Benefits ........................................................     4
  Policy Risks ...........................................................     4
FEE TABLES ...............................................................     6
  Transaction Fees........................................................     6
  Periodic Charges Other than Fund Operation Expense......................     7
  Minimum and Maximum Fund Operating Expenses.............................     8
  Annual Fund Expenses ...................................................     9
PHOENIX LIFE INSURANCE COMPANY ...........................................    11
THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
   (THE "ACCOUNT") .......................................................    11
  Performance History ....................................................    11
VOTING RIGHTS ............................................................    11
THE GUARANTEED INTEREST ACCOUNT ..........................................    11
CHARGES AND DEDUCTIONS....................................................    12
  General ................................................................    12
  Charges Deducted from Premium Payments .................................    12
  Periodic Charges .......................................................    12
  Conditional Charges ....................................................    13
  Other Charges ..........................................................    13
  Charge Reductions ......................................................    13
THE POLICY ...............................................................    13
  Contract Rights: Owner, Insured, Beneficiary ...........................    13
  Contract Limitations....................................................    14
  Purchasing a Policy.....................................................    14
GENERAL ..................................................................    15
  Postponement of Payments ...............................................    15
  Optional Insurance Benefits ............................................    15
  Surrenders..............................................................    16
  Death Benefit ..........................................................    16
PAYMENT OF PROCEEDS ......................................................    16
  Surrender and Death Benefit Proceeds ...................................    16
  Payment Amount .........................................................    17
  Payment Options ........................................................    17
  Transfer of Policy Value................................................    17
  Loans...................................................................    18
  Lapse...................................................................    19
FEDERAL INCOME TAX CONSIDERATIONS ........................................    19
  Modified Endowment Contracts ...........................................    19
FINANCIAL STATEMENTS......................................................    20
APPENDIX A INVESTMENT OPTIONS.............................................   A-1
   Investment Type........................................................   A-1
   Investment Advisors....................................................   A-2
   Investment Subadvisors.................................................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

This prospectus describes the terms and features of the Phoenix Executive VUL policy. Should there be a discrepancy between the representations we make in this prospectus and the terms of the policy, we will only be bound by the terms given in the policy.



POLICY BENEFITS

DEATH BENEFITS
Phoenix Executive VUL is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

Your policy has a minimum death benefit, as described in "The Policy" section. You will choose a death benefit option when you apply for a policy that will apply if it is greater than the minimum death benefit:

[diamond] Death Benefit Option 1 is the policy's face amount as of the date of death.

[diamond] Death Benefit Option 2 is equal to the policy's face amount as of the date of death plus the policy value.

[diamond] Death Benefit Option 3 is equal to the policy's face amount as of the date of death plus the lesser of:
          o the Option 3 Maximum Increase amount you choose when you apply for the policy; or
          o the sum of all premiums minus withdrawals and any applicable interest accrued at the Option 3 Interest Rate you choose when you apply for the policy.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may change from Death Benefit Option 3 to Death Benefit Option 1; however, you may not change to Death Benefit Option 3.

You may also purchase additional term insurance under the Term Rider if it is available in your state.

LOANS, SURRENDERS AND WITHDRAWALS
[diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond] You may withdraw part of the policy's cash surrender value at any time, subject to a minimum withdrawal amount of $500. We reserve the right to deduct a partial withdrawal fee.

[diamond] You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

The type of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS (RIDERS)
The following benefits may be available to you by rider:

[diamond] Term Insurance
[diamond] Enhanced Surrender Value
[diamond] Variable Policy Exchange Option

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Enhanced Surrender Value Rider.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us before the later of: 10 days after you take delivery of the policy; within 10 days after you take delivery of your Notice of Right to Cancel, or within 45 days of signing the application.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where it is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long-term financial planning, and the policy is not suitable as a short-term investment. We deduct a premium expense charge from premium payments that reduces the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Phoenix Life Variable Universal Life Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan, a full surrender or a partial withdrawal from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

FEE TABLES
--------------------------------------------------------------------------------
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, WITHDRAW CASH FROM THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


                                                          TRANSACTION FEES

------------------------------------------------------------------------------------------------------------------------------------
              CHARGE                        WHEN DEDUCTED                                  AMOUNT WE DEDUCT
----------------------------------- ------------------------------- ----------------------------------------------------------------
 PREMIUM EXPENSE CHARGE              Upon premium payment            The maximum we will ever charge is 15.00% of each premium
                                                                     payment(1).
----------------------------------- ------------------------------- ----------------------------------------------------------------
 SURRENDER CHARGE                    Not Applicable                  We do not charge you if you surrender your policy for its cash surrender value.
----------------------------------- ------------------------------- ----------------------------------------------------------------
 PARTIAL WITHDRAWAL FEE              Upon Partial Withdrawal.        We currently do not charge for partial withdrawals, but we reserve the right to deduct the lesser of $25 or 2.00%
                                                                     of the partial withdrawal amount paid.
 ---------------------------------- ------------------------------- ---------------------------------------------------------------
 TRANSFER CHARGE                     Upon Transfer                   We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                     transfer.(2)
------------------------------------------------------------------------------------------------------------------------------------

(1) In policy years 1 through 7, we currently deduct 10.00% from each premium payment up to the Target Annual Premium and 3.00% of premiums paid in excess of the Target Annual Premium. Beginning in policy year 8, we currently deduct 3.00% of premiums paid and we will never deduct more than 10.00% of premiums paid. The Target Annual Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than 2 per policy year.


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


                                         PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
           CHARGE                    WHEN DEDUCTED                                    AMOUNT DEDUCTED
------------------------------ ---------------------------- -----------------------------------------------------------------------
  COST OF INSURANCE(1)          On policy date and monthly   This charge is based on the "net amount at risk." The "net amount at
                                on each monthly              risk" is the current death benefit minus the policy value.
                                calculation date
------------------------------ ---------------------------- -----------------------------------------------------------------------
   Minimum and Maximum                                       0.02% to 31.97% of the net amount at risk per year.
------------------------------ ---------------------------- -----------------------------------------------------------------------
   Example for a male age                                    0.10% of the net amount at risk in policy year 1.
   50 in the nonsmoker
   underwriting class for a
   fully underwritten policy.
  ---------------------------- ---------------------------- -----------------------------------------------------------------------
  MONTHY ADMINISTRATIVE         On policy date and monthly   We charge up to a maximum of $10.00 per month(2).
  CHARGE                        on each monthly
                                calculation date
 ----------------------------- ---------------------------- -----------------------------------------------------------------------
  MORTALITY AND EXPENSE RISK    On policy date and monthly   The maximum we charge is 0.08% (0.90% on an annual basis) of the
  FEE(3)                        on each monthly              policy value in the subaccounts of the Account on the monthly
                                calculation date             calculation date.
 ----------------------------- ---------------------------- -----------------------------------------------------------------------
  LOAN INTEREST CHARGED(4)      Interest accrues daily and   The maximum net annual cost to the policy is 2.00% of the loan
                                is due on each policy        balance.
                                anniversary.
 ----------------------------- ---------------------------- -----------------------------------------------------------------------
  DAILY TAX FEE                 When we become liable        We currently do not charge for taxes, however we reserve the right to
                                for taxes.                   charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.
----------------------------------------------------------------------------------------------------------------------------------
                                                     OPTIONAL INSURANCE FEATURES
----------------------------------------------------------------------------------------------------------------------------------
  TERM RIDER(1)                 Monthly on each monthly      This charge is based on the net amount at risk attributable to the
                                calculation date             rider face amount.
------------------------------ ---------------------------- -----------------------------------------------------------------------
   Minimum and Maximum                                       0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
------------------------------ ---------------------------- -----------------------------------------------------------------------
   Example for a male age                                    0.10% of the net amount at risk attributable to the rider face amount
   50 in the nonsmoker                                       in policy year 1.
   underwriting class for a
   fully underwritten policy.
------------------------------ ---------------------------- -----------------------------------------------------------------------
  ENHANCED SURRENDER VALUE      We do not charge for this    We will automatically attach this Rider at issue to all policies that
  RIDER                         Rider. Additional            are part of a qualifying case. We describe this Rider later under
                                restrictions apply.          "Optional Insurance Benefits (Riders)."
------------------------------ ---------------------------- -----------------------------------------------------------------------
  VARIABLE POLICY EXCHANGE      We do not charge for this    We describe this Rider later under "Optional Insurance Benefits
  OPTION RIDER                  Rider.                       (Riders)."
------------------------------ ---------------------------- -----------------------------------------------------------------------

 (1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
 (2) We currently charge $5.00 per month for all policies.
 (3) We currently deduct a fee of 0.04% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.50% annually), and 0.02% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this fee from amounts allocated to the Guaranteed Interest Account.
 (4) We charge loan interest of up to 8.00% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account in order that the maximum possible difference between the rate we charge and the rate we credit is 2.00%. At our current rates the cost to the policy is 1.00% of the outstanding loan balance annually during the first 10 policy years and 0.00% thereafter. We provide more information on rates in the "Charges and Deductions" section and in the "Loans" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                   MINIMUM AND MAXIMUM FUND OPERATING EXPENSES

                                                     Minimum             Maximum

Total Annual Fund Operating Expenses(1)               0.32%       -       22.60%
(expenses that are deducted from a fund's assets, including management fees, distribution and/or 12b-1 fees, and other expenses)
(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Fund       0.50%(7)        N/A            0.45% (2)               0.95%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% (3)               1.64%(8)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% (4)               1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% (4)               1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% (1)               9.33%(8)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004. The series' other operating expenses have been annualized based on estimated operating expenses for the current fiscal year.
(8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Goodwin Multi-Sector Short Term Bond  (0.75%)        0.20%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%     Small-Cap Value                        (0.34%)       1.30%
                                                                     Phoenix-State Street Research
                                                                       Small-Cap Growth                       (8.33%)       1.00%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                       0.90%        N/A        0.85% (9)    1.75%         (0.00%)        1.75%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A        0.97%        1.72%         (0.00%)        1.72%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A        0.79%        1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            --(10)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9)  Other operating expenses are estimated.
(10) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Phoenix Life Insurance Company is a New York stock life insurance company, and is a wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life Insurance Company as "Phoenix" and in the first person (i.e. as "we", "us", "our"). We provide a Glossary of Special Terms as Appendix B to this prospectus to help clarify those terms that have a specific meaning in regards to your policy.

THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
We established the Account as a separate account of Phoenix on June 17, 1985 in accordance with New York law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

Phoenix does not guarantee the investment performance of the Account nor of any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.


PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.

VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at our COLI Administration Unit at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT (GIA)
--------------------------------------------------------------------------------
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we may, at our discretion, credit daily at an effective rate that is greater than the minimum.

Your policy will be subject to a Maximum GIA Percentage that restricts investments into the Guaranteed Interest Account. The Maximum GIA Percentage will never be less than 20%. No more than the Maximum GIA Percentage of any premium payment may be allocated to the Guaranteed Interest Account.

You may make transfers into the Guaranteed Interest Account. The total amount you may transfer into the Guaranteed Interest Account in any policy year is limited to the Maximum GIA Percentage applied to the policy value held in the Account at the beginning of that policy year.

You may only make transfers from the Guaranteed Interest Account during the first 30 days of a policy year. Total transfers from the Guaranteed Interest Account during that time are limited to the greater of:

[diamond] $1,000; or
[diamond] 20% of the value of the non-loaned portion of the Guaranteed Interest
          Account as of the date of the transfer; or [diamond] the total amount transferred from the Guaranteed Interest Account during the previous policy year.

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

PREMIUM EXPENSE CHARGE
We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently charge a reduced premium expense charge from premiums that are in excess of the Target Annual Premium (TAP) for the policy for a policy year. The Target Annual Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.


-----------------------------------------------------------------
                           Amount deducted from premium

                  --------------- --------------- ---------------
                   Current Rate    Current Rate      Guaranteed
                    up to TAP      premiums in     Maximum Charge
                                    excess of
 Policy Year                           TAP
----------------- --------------- --------------- ---------------
     1 - 7             10%              3%             15%
----------------- --------------- --------------- ---------------
       8+               3%              3%             10%
-----------------------------------------------------------------

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on the policy issue date and on each monthly calculation date thereafter from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should the investment options on your schedule not be sufficient to pay the monthly deduction, we will proportionally deduct from the remaining investment options.

[diamond] MONTHLY ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders. We will not deduct this charge after the policy anniversary nearest the insured's 100(th) birthday.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future investment earnings, mortality experience, persistency and expenses will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table for policies issued with Full Underwriting and 125% of the 1980 CSO for policies with Guaranteed or Simplified Underwriting.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy. Under all types of underwriting, we will no longer deduct this charge after the policy anniversary nearest the insured's 100(th) birthday.

[diamond] MORTALITY AND EXPENSE RISK FEE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

          If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this fee. We may use profits from this fee for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk fee equal to a percentage of the subaccount value on each monthly calculation date. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the current rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk fee up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk fee on amounts held in the Guaranteed Interest Account.


[diamond] COST OF OPTIONAL INSURANCE BENEFITS (RIDERS). Some of the available rider benefits may incur an additional monthly charge. These options are available only if approved in your state.

          The Phoenix Executive VUL policy has two riders available at no additional charge:

          o   Variable Policy Exchange Option Rider

          o   Enhanced Surrender Value Rider (limited availability)

          We charge for providing benefits under the following rider:

          o Term Rider. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond] LOAN INTEREST CHARGED. We charge your policy for outstanding loans at the rates illustrated in the tables below.

          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.

--------------------------------------------------------------------
POLICY     LOAN INTEREST       RATE WE CREDIT     LOAN INTEREST
YEAR       RATE CHARGED        THE LOANED         SPREAD
                               PORTION OF THE
                               GUARANTEED
                               INTEREST ACCOUNT
           ------------------- ------------------ ------------------
            Current   Maximum   Current  Maximum   Current   Maximum
---------- --------- --------- -------- --------- --------- --------
 1 - 10      4.00%     8.00%     3.00%    6.00%     1.00%     2.00%
---------- --------- --------- -------- --------- --------- --------
 11 +        3.00%     8.00%     3.00%    6.00%     0.00%     2.00%
--------------------------------------------------------------------
    Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy will never exceed 2.00%, i.e., if we were charging 8.00%, we would credit 6.00%.

Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit.

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] PARTIAL WITHDRAWAL FEE. We do not currently charge for partial withdrawals, but we reserve the right to deduct the lesser of $25 or 2% of the partial withdrawal amount paid. We would begin to impose this charge if necessary to offset the costs associated with processing partial withdrawals.

[diamond] TRANSFER CHARGE. Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer. If we impose a transfer charge, the minimum number of transfers we allow per policy year without charge may vary by state, but will be no fewer than 2 per policy year.

OTHER CHARGES
[diamond] DAILY TAX FEE. We currently do not charge for taxes, however, we reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

[diamond] FUND CHARGES. As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

          These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.

THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. In general, the maximum ages we insure are:

[diamond] 85 for policies with Full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and
[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and contingent. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix COLI Customer Service Center. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We issue these policies on a "case" basis. A case is a group of related policies (e.g. through the same employer), however we may consider a single policy as a case. The type of underwriting determines cost of insurance rates, certain features, proof of insurability criteria and range of issue ages.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies and the minimum number of people insured for each are:

[diamond] Full Underwriting (One life or more);
[diamond] Simplified Issue Underwriting(Generally, 10 lives or more); [diamond] Guaranteed Issue Underwriting (Generally, 10 lives or more).

We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $25,000.

MINIMUM FACE AMOUNT
We require a minimum face amount of $50,000 per policy ($100,000 for policies with preferred issue underwriting).

PREMIUM PAYMENTS
Phoenix Executive VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions. The portion of any premium payment that you may allocate to the Guaranteed Interest Account is limited to the Maximum GIA Percentage shown in the policy.

We reduce premium payments by the premium expense charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium.

We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time prior to the Policy Anniversary nearest the insured's 100th birthday.

The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You may send additional premium payments to the address given on page 1 of this prospectus.

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel, we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial withdrawal fees and other charges made under the policy.


We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.

GENERAL
--------------------------------------------------------------------------------
POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the New York Stock Exchange ("NYSE") is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

ALTERNATIVE DELIVERY
You may request that we deliver your policy and/or certificate(s), including the schedule pages, riders and endorsements by means of a CD-ROM or other generally accepted medium acceptable to us.

SURRENDERS AND WITHDRAWALS
You may take a full surrender or a partial withdrawal of your policy at any time as long as the insured person is living and the policy is in force.

In order to request a full surrender or a partial withdrawal you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full surrender or a partial withdrawal will be effective as of the date we receive your written request, in good order.

We generally pay surrendered amounts and partial withdrawals within 7 days of receiving your written request in good order. You may choose to receive a lump sum or you may apply surrenders and withdrawals to any of our available payment options. We may postpone surrender payments under certain circumstances.

FULL SURRENDERS
The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value is the policy value reduced by any charges due and the amount of any outstanding loans and loan interest.

PARTIAL WITHDRAWALS
You may receive a part of the policy's cash surrender value by requesting a partial withdrawal of the policy. We reserve the right to charge a fee of the lesser of $25 or 2% of the partial withdrawal amount paid.

We do not normally permit partial withdrawals of less than $500. We may require you to withdraw the entire value allocated to an investment option if the partial withdrawal would result in a value below $500 in that investment option. We do not permit any partial withdrawals that would result in your policy's remaining face amount falling below our required minimum face amount.

You may choose in what proportions we deduct the partial withdrawal amount from among your investment options, however, the portion of the withdrawal taken from the Guaranteed Interest Account may not exceed the ratio of your investment in the Guaranteed Interest Account to your cash surrender value immediately prior to the withdrawal. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash surrender value by the partial withdrawal amount paid and the partial withdrawal fee, if deducted.

A partial withdrawal generally decreases the death benefit. A partial withdrawal fee of up to $25 may be deducted from policy value based on the amount of the withdrawal. A partial withdrawal reduces the death benefit immediately and may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary following approval of the increase.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 10 days following your receipt of either your revised schedule pages, or notice of your right to cancel the increase, or within 45 days following the increase. You will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

DECREASES IN FACE AMOUNT
You may request a decrease in your policy's base face amount only after the 15th policy year. Unless we agree otherwise, the decrease must be at least $25,000 and the face amount remaining after the decrease must be at least $50,000 ($100,000 for policies with Preferred Issue underwriting).

You may request a decrease in any term rider face amount after the first policy year. If your policy has a term rider attached, any request for a face amount decrease will apply to the term rider first.

All face amount decrease requests must be in writing and will be effective on the first monthly calculation date following the date we approve the request.

A decrease in face amount generally decreases the death benefit, and could result in certain income tax consequences.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond]  Variable Policy Exchange Option Rider: This rider allows you to exchange your policy for a new policy on the life of a substitute insured. You must have an insurable interest in the substitute insured and we may require you to provide proof of insurability. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

           You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive policy value following the exchange.

           Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

           You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

           Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond]  Term Rider. This rider allows you to purchase additional term insurance on the person insured under the policy. Generally, the term insurance face amount may not exceed 10 times the initial base policy face amount. This rider is generally only available to those under the age of 85. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's insurance amount.

           The Rider's face amount is added to the base policy's face amount for the purpose of calculating any payable death benefit. You may specify annual face amount increases for this Rider at policy issue:

           o  A percentage increase; or
           o  A fixed amount increase in rider face amount; or
           o  A varying amount of increase in rider face amount.

[diamond]  Enhanced Surrender Value Rider: This Rider provides a surrender value enhancement in addition to the cash surrender value upon full surrender of the policy. The surrender value enhancement is based on a percentage of qualified premiums paid. We automatically attach this rider to policies that are part of a qualifying case without regard to other underwriting criteria. A case must meet all of our issue criteria in order to qualify for this Rider. We do not add the enhancement to policies that are surrendered in exchange for another insurance contract (Section 1035 exchanges).

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death

Benefit Option 1 and Death Benefit Option 2 by submitting a written request to the Phoenix COLI Customer Service Center. You may also change from Death Benefit Option 3 to Death Benefit Option 1; however, you may not change to Death Benefit Option 3 from either of the others. A Death Benefit Option change will become effective on the monthly calculation date following our receipt of your complete written request. The following table illustrates the value provided by each Death Benefit Option:




-------------------------- -----------------------------------------------------
                            The greater of (a) or (b) where:
                            (a) is the policy's face amount as
DEATH BENEFIT OPTION 1          of the date of death; and
                            (b) is the minimum death benefit(1) in
                                effect on the date of death.
-------------------------- -----------------------------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount plus the policy
DEATH BENEFIT OPTION 2          value as of the date of
                                death; and
                            (b) is the minimum death benefit(1)
                                in effect on the date of death.
-------------------------- -----------------------------------------------------
                                The greater of (a) or (b), where:
                           (a)  is equal to the policy's face amount as of the
                                date of death plus the lesser of:
                           (i)  the Option 3 Maximum Increase amount(2); or
DEATH BENEFIT OPTION 3     (ii) the sum of all premiums and interest accrued at
                                the Option 3 Interest Rate(3) minus withdrawals
                                and any applicable interest accrued at the
                                Option 3 Interest Rate(3).
                           (b)  is the minimum death benefit(1) in effect on the
                                date of death.
-------------------------- -----------------------------------------------------
(1.) We determine minimum death benefit by multiplying the policy value as of the date of death by the applicable percentage taken from the table of "Corridor Factors" from the schedule page of your policy.

(2.) You will elect this fixed dollar amount when you apply for the policy. The amount you select will be subject to underwriting approval and could increase the cost of insurance charge by increasing the net amount at risk.

(3.) You will select the Option 3 Interest Rate when you apply for the policy.
     This rate may not be more than 8% on an annual basis and could increase the cost of insurance charge by increasing the net amount at risk.
Beginning on the Policy Anniversary nearest the insured person's 100(th) birthday, the death benefit will be equal to the policy value under all three Death Benefit Options. Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest whenwe calculate the death benefit.

PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------
SURRENDER, WITHDRAWAL AND DEATH BENEFIT PROCEEDS
We will process death benefits, full surrenders and partial withdrawals at unit values next computed after we receive the written request for surrender or partial withdrawal, or due proof of death, provided the request is complete and in good order. Payment of surrender, withdrawal or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death benefit needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may choose from Payment Options 1 through 6 for payment of the death proceeds to the beneficiary. Payment Option 7 is not available for the payment of death proceeds. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.


PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available to apply toward a death benefit is the amount payable under the effective Death Benefit Option plus any Term Rider benefits, reduced by any outstanding loans, accrued loan interest and by any charges due.

The amount available for a full surrender is the policy value reduced by any outstanding loans, accrued loan interest and by any charges due. A partial withdrawal must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in the future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--PAYMENT IN ONE SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 1.5%.

PAYMENT OPTION 3--PAYMENTS FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee a minimum annual interest rate on the unpaid balance of at least 1.5%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments until the later of the specified period certain, or as long as the payee lives. We offer a choice of three period certains:

[diamond] 10 years; or

[diamond] 20 years; or

[diamond] until the installments paid refund the amount applied under this option. If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 1.5% to compute life annuity payments under this option.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 1.5% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 1.5%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN (NOT AVAILABLE FOR PAYMENT OF DEATH PROCEEDS) We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 1.5% to compute payments under this option.

TRANSFER OF POLICY VALUE

TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to our Phoenix COLI Customer Service Center (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year. Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.

TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500

You may make transfers into the Guaranteed Interest Account. The total amount you may transfer into the Guaranteed Interest Account in any policy year is limited to the Maximum GIA Percentage applied to the policy value held in the Account at the beginning of that policy year.

You may only make transfers from the Guaranteed Interest Account during the first 30 days of a policy year. Total transfers from the Guaranteed Interest Account during that time are limited to the greater of:

[diamond] $1,000; or
[diamond] 20% of the non-loaned portion of the Guaranteed Interest Account as of the date of the transfer; or
[diamond] the total amount transferred from the Guaranteed Interest Account during the previous policy year.

We reserve the right to limit the number of subaccounts in which you may invest if federal or state law requires us to do so.

Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts (the "sending subaccount") to one or several of the available subaccounts ("target subaccounts"). We do not permit Dollar

Cost Averaging transfers to or from the Guaranteed Interest Account. You choose to make these transfers monthly, quarterly, semiannually or annually. We will make the first transfer on the first business day of the month following our receipt of your Dollar Cost Averaging request and thereafter at the frequency you request. The minimums you may transfer from the sending subaccount are:

[diamond] $25 monthly               [diamond] $150 semiannually

[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $2,000 in the sending subaccount to begin a Dollar Cost Averaging Program. Should the value in the sending subaccount fall below the transfer amount, we will transfer the remaining balance and end the Program.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Dollar Cost Averaging Program in effect at one time. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). You may request that we skip a scheduled rebalancing transfer. You may also request a one-time unscheduled rebalancing transfer. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. You may have only one Rebalancing Program in effect at one time. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.

LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than our minimum loan amount, currently $500.

Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death proceeds. The policy's cash surrender value available for withdrawal is also reduced by the amount of any outstanding loans and loan interests.

When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below, compounded daily and payable in arrears:

---------- ------------------- ------------------ ------------------
POLICY     LOAN INTEREST       RATE WE CREDIT     LOAN INTEREST
YEAR       RATE CHARGED        THE LOANED         SPREAD
                               PORTION OF THE
                               GUARANTEED
                               INTEREST ACCOUNT
---------- --------- --------- -------- --------- --------- --------
           Current   Maximum   Current  Maximum   Current   Maximum
---------- --------- --------- -------- --------- --------- --------
1 - 10      4.00%     8.00%     3.00%    6.00%     1.00%     2.00%
---------- --------- --------- -------- --------- --------- --------
11 +        3.00%     8.00%     3.00%    6.00%     0.00%     2.00%
---------- --------- --------- -------- --------- --------- --------
Our maximum guaranteed interest rate is 8.00%, however we guarantee the maximum cost to the policy (Loan Interest Spread) will never exceed 2.00%, i.e., if we were charging 8.00%, we would credit 6.00%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We currently credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 3%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and the insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.

A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit proceeds. We deduct the amount of any outstanding loans plus any accrued loan interest when we calculate the death benefit proceeds.

LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial withdrawal or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation date, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapsing.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins, less any overdue charges.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION
The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial withdrawal or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL WITHDRAWAL
If the policy is a modified endowment contract, partial withdrawals are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial withdrawals still may be taxable, as follows. Code Section

7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial withdrawal. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES
If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any additional rider benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

    o the cost-of-living determination period does not exceed the remaining premium payment period; and

    o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment

[diamond] 70% is in any 2 investments

[diamond] 80% is in any 3 investments

[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences.

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
The financial statements of Phoenix Life Variable Universal Life Account (Phoenix Executive VUL) at December 31, 2002 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the end of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by writing the Phoenix COLI Customer Service Center at the address given on page
1. The consolidated financial statements of Phoenix Life Insurance Company included therein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit.

APPENDIX A - INVESTMENT OPTIONS
--------------------------------------------------------------------------------

INVESTMENT TYPE


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Investment Type
                                              -------------------------------------------------------------------------------------
                                                     Domestic  Domestic  Domestic   Growth &        International   Money
                 Series                        Bond    Blend    Growth     Value     Income   Index     Growth     Market  Specialty
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                          |X|
Phoenix-AIM Mid-Cap Equity                              |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                     |X|
Phoenix-Alliance/Bernstein Growth + Value                          |X|      |X|
Phoenix-Duff & Phelps Real Estate
 Securities                                                                          |X|
Phoenix-Engemann Capital Growth                                    |X|
Phoenix-Engemann Small & Mid-Cap Growth                            |X|
Phoenix-Goodwin Money Market                                                                                         |X|
Phoenix-Goodwin Multi-Sector Fixed
 Income                                         |X|
Phoenix-Goodwin Multi-Sector Short Term
 Bond                                           |X|
Phoenix-Hollister Value Equity                                              |X|
Phoenix-Janus Flexible Income                   |X|
Phoenix-Kayne Large-Cap Core                              |X|
Phoenix-Kayne Small-Cap Quality Value                                       |X|
Phoenix-Lazard International Equity Select                                                              |X|
Phoenix-Lazard Small-Cap Value                                              |X|
Phoenix-Lazard U.S. Multi-Cap                                               |X|
Phoenix-Lord Abbett Bond-Debenture              |X|
Phoenix-Lord Abbett Large-Cap Value                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                           |X|
Phoenix-MFS Investors Growth Stock                                 |X|
Phoenix-MFS Investors Trust                                                          |X|
Phoenix-MFS Value                                                           |X|
Phoenix-Northern Dow 30                                                                       |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                          |X|
Phoenix-Oakhurst Growth and Income                                                   |X|
Phoenix-Oakhurst Strategic Allocation                                                |X|
Phoenix-Sanford Bernstein Global Value                                                                  |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth                                      |X|
Phoenix-Seneca Strategic Theme                                     |X|
Phoenix-State Street Research Small-Cap
 Growth                                                            |X|
AIM V.I. Capital Appreciation Fund                                 |X|
AIM V.I. Premier Equity Fund                              |X|
Alger American Leveraged AllCap
 Portfolio                                                         |X|
Federated Fund for U.S. Government
 Securities II                                  |X|
Federated High Income Bond Fund II              |X|
VIP Contrafund(R) Portfolio                                        |X|
VIP Growth Opportunities Portfolio                                 |X|
VIP Growth Portfolio                                               |X|
Mutual Shares Securities Fund                                                        |X|
Templeton Developing Markets Securities
 Fund                                                                                                   |X|
Templeton Foreign Securities Fund                                                                       |X|
Templeton Global Asset Allocation Fund                                                                  |X|
Templeton Growth Securities Fund                                                                        |X|
Rydex Variable Trust Juno Fund                                                                                               |X|
Rydex Variable Trust Nova Fund                                                                |X|
Rydex Variable Trust Sector Rotation Fund                                                                                    |X|
Scudder VIT EAFE(R) Equity Index Fund                                                         |X|
Scudder VIT Equity 500 Index Fund                                                             |X|
Technology Portfolio                                               |X|
Wanger Foreign Forty                                                                                    |X|
Wanger International Small Cap                                                                          |X|
Wanger Twenty                                                      |X|
Wanger U.S. Smaller Companies                                      |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------
                                                                          Duff &
                                                   Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                  Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                   Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
              Series                                 Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                      |X|
Phoenix-Alliance/Bernstein Enhanced Index                       |X|
Phoenix-Alliance/Bernstein Growth + Value                       |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Goodwin Multi-Sector Short Term Bond         |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                   |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                      |X|
Phoenix-Lazard Small-Cap Value                                  |X|
Phoenix-Lazard U.S. Multi-Cap                                   |X|
Phoenix-Lord Abbett Bond-Debenture                              |X|
Phoenix-Lord Abbett Large-Cap Value                             |X|
Phoenix-Lord Abbett Mid-Cap Value                               |X|
Phoenix-MFS Investors Growth Stock                              |X|
Phoenix-MFS Investors Trust                                     |X|
Phoenix-MFS Value                                               |X|
Phoenix-Northern Dow 30                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                            |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                         |X|
Phoenix-Sanford Bernstein Small-Cap Value                       |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                  |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|
Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------
                                                   Fidelity              Morgan
                                                  Management  Franklin   Stanley                  Templeton   Templeton   Templeton
                                                     and       Mutual   Investment     Rydex       Asset       Global    Investment
                                                   Research   Advisers, Management     Global     Management,  Advisors   Counsel,
              Series                               Company      LLC        Inc.       Advisors      Ltd.       Limited      Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Goodwin Multi-Sector Short Term Bond
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                                        |X|
Templeton Foreign Securities Fund                                                                                          |X|
Templeton Global Asset Allocation Fund                                                                                     |X|
Templeton Growth Securities Fund                                                                                |X|
Rydex Variable Trust Juno Fund                                                            |X|
Rydex Variable Trust Nova Fund                                                            |X|
Rydex Variable Trust Sector Rotation Fund                                                 |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                       |X|
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
-----------------------------------------------------------------------------------------------------------------------------------



INVESTMENT ADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Advisors
                                               ------------------------------------------------------------------------------------
                                                     Wanger
                                                     Asset
                                                    Management,
                                                      L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Goodwin Multi-Sector Short Term Bond
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund
Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Rydex Variable Trust Juno Fund
Rydex Variable Trust Nova Fund
Rydex Variable Trust Sector Rotation Fund
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio
Wanger Foreign Forty                                 |X|
Wanger International Small Cap                       |X|
Wanger Twenty                                        |X|
Wanger U.S. Smaller Companies                        |X|
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                  |X|
Phoenix-Alliance/Bernstein Growth + Value                                  |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                          |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                         |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                           |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                     |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                    |X|
Phoenix-Sanford Bernstein Small-Cap Value                                  |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap
 Growth
-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                -----------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.          LLC         Company
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth                                              |X|
Phoenix-Engemann Small & Mid-Cap Growth                                      |X|
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                  |X|
Phoenix-MFS Investors Trust                         |X|
Phoenix-MFS Value                                   |X|
Phoenix-Northern Dow 30                                         |X|
Phoenix-Northern Nasdaq-100 Index(R)                            |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                             |X|
Phoenix-Seneca Strategic Theme                                                            |X|
Phoenix-State Street Research Small-Cap Growth                                                              |X|
-----------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------
The terms given below have the same meaning in this prospectus and in the Phoenix Executive VUL policy - the insurance contract represented by this prospectus:

ACCOUNT: Phoenix Life Variable Universal Life Account. A separate investment account of Phoenix Life Insurance
Company.

ATTAINED AGE: The age of the insured on the birthday nearest the most recent Policy Anniversary.

CASH SURRENDER VALUE: The Cash Surrender Value is the policy value on the date of surrender less any debt.

CUSTOMER SERVICE CENTER: Our Phoenix COLI Customer Service Center (c/o Andesa TPA, Inc.) at 1605 N. Cedar Crest Boulevard, Suite 502, Allentown, PA, 18104-2351.

DEATH BENEFIT OPTION: The type of Death Benefit described in effect.

DUE PROOF OF DEATH: A certified death certificate, or an order of a court of competent jurisdiction, or any other proof acceptable to us.

GUARANTEED INTEREST ACCOUNT: The Guaranteed Interest Account is not part of the Separate Account; it is part of Our general account.

DEBT: Unpaid Policy Loans with accrued interest.

IN FORCE: The policy has not terminated or otherwise lapsed in accordance with the Grace Period and Lapse Provision.

IN WRITING (WRITTEN NOTICE) (WRITTEN REQUEST): Is a written form signed by you, satisfactory to us and received at Our Customer Service Center or Our Main Administrative Office.

INSURED: The person upon whose life the policy is issued.

MAIN ADMINISTRATIVE OFFICE: Our COLI Administration Unit at One American Row, Hartford, CT, 06102-5056.

MAXIMUM GIA PERCENTAGE: The maximum percentage shown in the policy of any premium payment or transfer we allow to be allocated to the Guaranteed Interest Account.

MONTHLY CALCULATION DATE: The first monthly calculation date is the same day as the policy date. Subsequent monthly calculation dates are the same days of each month thereafter or, if such day does not fall within a given month, the last day of that month will be the monthly calculation date.

NET AMOUNT AT RISK: On a Monthly Calculation Date it is the death benefit minus the policy value prior to the deduction of the cost of insurance charge. On any other day it is the death benefit minus the policy value.

PAYMENT DATE: The valuation date on which a premium payment or loan repayment is received at our VUL COLI Unit unless it is received after the close of the New York Stock Exchange in which case it will be the next valuation date.

POLICY ANNIVERSARY: The anniversary of the policy date.

POLICY DATE: The policy date shown on the schedule pages from which policy years and policy anniversaries are measured.

POLICY MONTH: The period from one monthly calculation date up to, but not including, the next monthly calculation date.

POLICY VALUE: The sum of your policy's share in the value of each subaccount plus the value of your policy allocated to the Guaranteed Interest Account.

POLICY YEAR: The first policy year is the one-year period from the policy date up to, but not including, the first policy anniversary. Each succeeding policy year is the one-year period from the policy anniversary up to, but not including, the next policy anniversary.

SUBACCOUNTS: The accounts within our Separate Account to which non-loaned assets under the policy are allocated.

UNIT: A standard of measurement used to determine the share of this policy in the value of each subaccount of the Account.

VALUATION DATE: Every day the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period in days from the end of one Valuation Date through the next Valuation Date.

WE (OUR, US): Phoenix Life Insurance Company.

YOU (YOUR): The owner of this policy at the time an owner's right is exercised.

Additional information about Phoenix Executive VUL (the "Policy") and the Phoenix Life Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix COLI Administration Unit, One American Row, Hartford, CT 06102.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life Insurance Company

www.phoenixwm.com
V614

Investment Company Act File No. 811-04721

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0xxxPR (C) Phoenix Life Insurance Company       [logo] Printed on recycled paper.              9-03

                                     PART B

                        Version A Phoenix Corporate Edge
                  and Version B Phoenix Executive Benefit-VUL
                      are not being updated at this time.

================================================================================
                              PHOENIX EXECUTIVE VUL
================================================================================

                                                                     [VERSION C]

                  PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY


STATEMENT OF ADDITIONAL INFORMATION                             SEPTEMBER, 2003
                                  ------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Phoenix Executive VUL prospectus of the same date. You may obtain a copy of the prospectus without charge by writing Andesa TPA, Inc. at the address given below. Defined terms used in the current prospectus are incorporated into this SAI.

                                  ------------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company...........................................     2

The Account..............................................................     2

The Policy...............................................................     3

Underwriter..............................................................     3

Performance History......................................................     3

Safekeeping of the Account's Assets......................................     9

Sales of Policies........................................................     9

State Regulation.........................................................    10

Reports..................................................................    10

Experts .................................................................    10

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

                                 --------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                            [ENVELOPE} ANDESA TPA, INC.
                                                                     1605 N Cedar Crest Blvd, Suite 502
                                                                                    Allentown, PA 18104
                                                                                      Tel. 610.439.5256

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Phoenix Life Insurance Company ("Phoenix") is a New York Stock Insurance Company and is a wholly owned subsidiary of The Phoenix Companies, Inc. a publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


THE PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

Phoenix established the Account as a separate account under New York insurance law on June 17, 1985. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

New York law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

Phoenix does not guarantee the investment performance of the Account or any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. Phoenix redeems fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) - (D) where:
    ---------
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The Daily Tax Fee. This charge is currently zero, however, we reserve the right to charge the approximate amount of taxes and reserves for taxes on investment income and realized and unrealized capital gains and any other amount as may be assessed as a result of a change in any tax laws.

THE POLICY
--------------------------------------------------------------------------------


The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium (total premium less the Premium Expense Charge) applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This is a nonparticipating policy and does not pay dividends.


UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of Phoenix, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix directly bears all underwriting commission costs.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:........................................$1.000203
Calculation:
   Ending account value........................................... $1.000203
   Less beginning account value....................................$1.000000
   Net change in account value.....................................$0.000203
Base period return:
   (adjusted change/beginning account value).......................$0.000203
Current annual yield = return x (365/7) =..............................1.06%
Effective annual yield = [(1 + return)(365/7)] - 1 =...................1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

------------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                          SERIES                           INCEPTION DATE     1 YEAR       5 YEARS       10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%        6.19%          4.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%         N/A           N/A           -4.33%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%         N/A           -0.26%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%         N/A           N/A          -17.15%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%        5.23%          N/A           12.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%        3.99%          11.46%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%         N/A           N/A          -29.03%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Money Market Series                          10/8/1982        1.42%         4.23%         4.38%          5.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%        4.66%         7.82%          9.40%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series           6/2/2003         N/A           N/A           N/A            N/A
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%         N/A           N/A           3.23%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%         N/A           N/A           7.96%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002         N/A           N/A           N/A           -3.45%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002         N/A           N/A           N/A           1.00%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard International Equity Select Series            8/12/2002         N/A           N/A           N/A           -4.22%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002         N/A           N/A           N/A           -2.12%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002         N/A           N/A           N/A           0.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002         N/A           N/A           N/A           6.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002         N/A           N/A           N/A           -0.76%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002         N/A           N/A           N/A           0.04%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%         N/A           N/A          -19.81%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%         N/A           N/A          -15.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%         N/A           N/A           -7.65%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%         N/A           N/A           -8.25%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Nasdaq-100 Index(R) Series                   8/15/2000      -37.58%         N/A           N/A          -42.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Growth & Income Series                       3/2/1998       -22.51%         N/A           N/A           -1.34%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%        4.02%         7.57%          10.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%         N/A           N/A           -8.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%         N/A           N/A           0.92%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%         N/A           N/A           5.82%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%         N/A           N/A           0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%         N/A           2.83%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002         N/A           N/A           N/A           0.85%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%         N/A           7.32%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%         N/A           7.84%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%        3.25%          N/A           13.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated Fund For U.S. Government Securities II             3/28/1994        9.05%         6.75%          N/A           6.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated High Income Bond Fund II                            3/1/1994        1.39%         -0.35%         N/A           4.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Contrafund(R) Portfolio                                  11/3/1997        -9.42%        3.62%          N/A           3.44%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%         N/A           -5.48%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%         N/A           -0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%        3.92%          N/A            6.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%          6.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%        1.41%                        6.21%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Rydex Variable Trust Juno Fund                                5/1/2003         N/A           N/A           N/A            N/A
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Rydex Variable Trust Nova Fund                                5/7/1997       -35.72%        -8.90%         N/A           -4.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Rydex Variable Trust Sector Rotation Fund                     5/1/2002         N/A           N/A           N/A          -22.40%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       -21.60%        -5.25%         N/A           -6.10%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%         N/A           -0.43%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Technology Portfolio                                         11/30/1999      -48.97%         N/A           N/A          -36.42%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Foreign Forty                                          2/1/1999       -15.29%         N/A           N/A           3.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger International Small Cap                                5/1/1995       -13.83%        5.22%          N/A           11.20%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Twenty                                                 2/1/1999        -7.62%         N/A           N/A           10.57%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%        2.96%          N/A           13.02%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

   The Dow Jones Industrial Average(SM)
   First Boston High Yield Index
   Salomon Brothers Corporate Index
   Salomon Brothers Government Bond Index
   The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

   Lipper Analytical Services
   Morningstar, Inc.
   Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

   Barron's
   Business Week
   Changing Times
   Forbes
   Fortune
   Consumer Reports
   Investor's Business Daily
   Financial Planning
   Financial Services Weekly
   Money
   The New York Times
   Personal Investor
   Registered Representative
   U.S. News and World Report
   The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or Andesa, TPA at the address on page one.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the Account's assets separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell Phoeinx insurance policies as well as annuity contracts and funds of companies affiliated with Phoenix. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of The Phoenix Companies, Inc. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.


STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments which we may make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------

Matthew A. Swendiman, Counsel, Joseph P. DeCresce, Counsel and Brian Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
FINANCIAL STATEMENTS
DECEMBER 31, 2002


(As of the date of this prospectus, there have been no sales of the policies described, therefore, there are no financial statements available for the period indicated)

 PHOENIX LIFE INSURANCE COMPANY
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002

[TO BE FILED BY AMENDMENT]

PHOENIX LIFE INSURANCE COMPANY
         FINANCIAL STATEMENTS (UNAUDITED)
         JUNE 30, 2003

[TO BE FILED BY AMENDMENT]

                                     PART C
                                OTHER INFORMATION

ITEM 27.  EXHIBITS

(A)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Phoenix Mutual establishing the Separate Account is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on form S-6 (File No. 033-06793). [Accession Number 0000949377-98-000063]


(B)   CUSTODIAN AGREEMENTS.

      Not applicable.

(C)   UNDERWRITING CONTRACTS

      (1) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000.

      (2) Form of Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies.

(D)   CONTRACTS

      Version A:
      (1) Phoenix Corporate Edge - Flexible Premium Variable Universal Life Insurance Policy, Form Number V609 of Depositor, is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-99-000323]

      Version B:
      (1) Phoenix Executive Benefit - Flexible Premium Variable Universal Life Insurance Policy, Form Number V607 of Depositor, Variable Policy Exchange Option Rider, Form VR35 of Depositor, and Flexible Term Insurance Rider, Form VR37 are incorporated by reference to Registrant's September 10, 1999 EDGAR filing on form S-6 (File No. 333-86921). [Accession Number 0000949377-99-000323]

      Version C:
      (1) Phoenix Executive VUL - Flexible Premium Variable Universal Life Insurance Policy, Form Number V614 of Depositor.
      (2) Term Rider, Form Number VR67 of Depositor.
      (3) Enhanced Surrender Value Rider, Form Number VR68 of Depositor.
      (4) Variable Policy Exchange Option Rider, Form Number VR35 of Depositor.
      (5) Alternative Delivery Endorsement.

(E)   APPLICATIONS

      Version A:
      Form of application for Corporate Edge is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-99-000323]

      Version B:
      Form of application for Executive Benefit - VUL is incorporated by reference to Registrant's September 10, 1999 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-99-000323]

      Version C:
      (1) Master application.
      (2) Life Insurance Application.
      (3) Simplified Life Insurance Application.
      (4) Life Insurance Application.

(F)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      Charter of Phoenix Home Life is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793). [Accession Number 0000949377-98-000063]

      By-laws of Phoenix Home Life filed is incorporated by reference to Registrant's April 29, 1998 EDGAR filing on Form S-6 (File No. 03306793). [Accession Number 0000949377-98-000063]


(G)   REINSURANCE CONTRACTS.

      Not applicable.

(H)   PARTICIPATION AGREEMENTS.

      (1) Participation Agreement(s) between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust, filed via EDGAR with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (2) Participation Agreement between Phoenix Home Life Mutual Insurance Company and Franklin Templeton Distributors, filed via EDGAR with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (3) Participation Agreement among Phoenix Home Life Mutual Insurance Company and Federated Securities Corp, filed via EDGAR with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (4) Participation Agreement among Phoenix Home Life Mutual Insurance Company and Bankers Trust Company, filed via EDGAR with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (5) Participation Agreement among Phoenix Home Life Mutual Insurance Company and Morgan Stanley Dean Witter Universal Funds, Inc., filed via EDGAR with registrant's Pre-Effective Amendment No. 2 (File No. 333-86921) on March 10, 2000 and is incorporated herein by reference. [Accession Number 0000949377-00-000082]

      (6) Participation agreement among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated, is incorporated by reference to Registrant's EDGAR filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000246]

      (7) Participation agreement among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation, is incorporated by reference to Registrant's EDGAR filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000246]

      (8) Participation agreement among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc., is incorporated by reference to Registrant's EDGAR filing on form S-6 (File No. 033-06793) on April 30, 2002. [Accession Number 0000949377-02-000246]

      (9) Participation agreement among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc. is incorporated by reference to Registrant's May 30, 2003 Edgar filing on Form N-6. [Accession Number 0000949377-03-000482].

(I)   ADMINISTRATIVE CONTRACTS.

      Form of Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002 is incorporated by reference to Registrant's February 26, 2003 Edgar filing on Form N-6, [Accession Number 0000949377-03-000088].

(J)   OTHER MATERIAL CONTRACTS.

      Not applicable.

(K)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel.

(L)   ACTUARIAL OPINION.

      Not applicable.

(M)   CALCULATION.

      Not applicable.

(N)   OTHER OPINIONS.

      (1) Consent of Independent Accountants, to be filed by amendment.

      (2) Opinion and Consent of Brian A. Giantonio, Vice President, Tax and ERISA Counsel.

      (3) Opinion and Consent of Joseph P. DeCresce, Esq.

(O)   OMITTED FINANCIAL STATEMENTS.

      (1) Audited Financial Statements of Depositor for the period ended December 31, 2002, to be filed by amendment.

      (2) Unaudited Financial Statements of Depositor for the period ended June 30, 2003 to be filed by amendment.

(P)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.

(Q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Sal H. Alfiero                                  Director
           Protective Industries LLC
           Buffalo, NY
           ----------------------------------------------------------------------------------------------------------
           Peter C. Browning                               Director
           Dean, McColl Business School
           Charlotte, NC
           ----------------------------------------------------------------------------------------------------------
           Arthur P. Byrne                                 Director
           J.W. Childs Associates
           Boston, MA
           ----------------------------------------------------------------------------------------------------------
           Sanford Cloud, Jr.                              Director
           The National Conference for Community and
           Justice
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Richard N. Cooper                               Director
           Center for International Affairs
           Harvard University
           Cambridge, MA
           ----------------------------------------------------------------------------------------------------------
           Gordon J. Davis, Esq.                           Director
           LeBoeuf, Lamb, Greene & Macrse, LLP
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Ann Maynard Gray                                Director
           ----------------------------------------------------------------------------------------------------------
           John E. Haire                                   Director
           Time, Inc.
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Jerry J. Jasinowski                             Director
           National Association of Manufacturers
           Washington, D.C.
           ----------------------------------------------------------------------------------------------------------
           Thomas S. Johnson                               Director
           Greenpoint Financial Corporation
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Marilyn E. LaMarche                             Director
           Lazard Freres & Co. LLC
           New York, NY
           ----------------------------------------------------------------------------------------------------------
           Robert G. Wilson                                Director
           ----------------------------------------------------------------------------------------------------------
           Dona D. Young*                                  Director, Chairman of the Board, Chief Executive
                                                           Officer, and President
           ----------------------------------------------------------------------------------------------------------
           Michael J. Gilotti***                           Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           Michael E. Haylon**                             Executive Vice President and Chief Investment Officer
           ----------------------------------------------------------------------------------------------------------
           Tracy L. Rich*                                  Executive Vice President and General Counsel
           ----------------------------------------------------------------------------------------------------------

           ----------------------------------------------------------------------------------------------------------
           Name and Principal Business Address             Positions and Offices with Depositor
           ----------------------------------------------------------------------------------------------------------
           Coleman D. Ross*                                Executive Vice President and Chief Financial Officer
           ----------------------------------------------------------------------------------------------------------
           Sue A. Collins*                                 Executive Vice President
           ----------------------------------------------------------------------------------------------------------
           John H. Beers*                                  Vice President and Secretary
           ----------------------------------------------------------------------------------------------------------
           Katherine P. Cody*                              Second Vice President and Treasurer
           ----------------------------------------------------------------------------------------------------------

           * The principal business address of this individual is One American Row, Hartford, CT
           ** The principal business address of this individual is 56 Prospect Street, Hartford, CT
           *** The principal business address of this individual is 38 Prospect
               Street, Hartford, CT.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |       (6/27/95)
----------------------------------------------------------------------------------  | ---------------------
      \          \          \                                                       |
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION

Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article VI Section 6.1 of the By-laws of the Company provides that "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

(1) is or was a Director, officer or employees of the Company; or

(2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a Director, officer or employee of the Company.

against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

         NAME AND PRINCIPAL          POSITIONS AND OFFICES
         BUSINESS ADDRESS            WITH UNDERWRITER
         ----------------            ----------------
         Stephen D. Gresham*         Chairman of the Board and Chief Sales and Marketing Officer
         Michael E. Haylon*          Director
         William R. Moyer*           Director, Executive Vice President, Chief Financial Officer and Treasurer
         John F. Sharry*             President
         John H. Beers**             Vice President and Secretary

         * The business address of this individual is 56 Prospect Street, Hartford, CT
         ** The business address of this individual is One American Row, Hartford, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Variable Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 15th day of July, 2003.

                           PHOENIX LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                    ------------------------------------------------------------
                                           (Registrant)

               By:                 PHOENIX LIFE INSURANCE COMPANY
                    ------------------------------------------------------------
                                           (Depositor)

               By:
                    ------------------------------------------------------------
                                  *Dona D. Young, President and
                                     Chief Executive Officer



       ATTEST:               /s/John H. Beers
                -------------------------------------------
                    John H. Beers, Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of July, 2003.

               SIGNATURE                     TITLE
               ---------                     -----

                                             Director
---------------------------------------
            *Sal H. Alfiero

                                             Director
---------------------------------------
           *Peter C. Browning

                                             Director
---------------------------------------
            *Arthur P. Byrne

                                             Director
---------------------------------------
          *Sanford Cloud, Jr.

                                             Director
---------------------------------------
           *Richard N. Cooper

                                             Director
---------------------------------------
            *Gordon J. Davis

                                             Director
---------------------------------------
           *Ann Maynard Gray

                                             Director
---------------------------------------
             *John E. Haire

                                             Director
---------------------------------------
          *Jerry J. Jasinowski

                                             Director
---------------------------------------
           *Thomas S. Johnson

                                             Director
---------------------------------------
          *Marilyn E. LaMarche

                                             Director
---------------------------------------
          *Robert G. Wilson

                                             Director, Chairman of the Board
---------------------------------------      President and Chief Executive
            *Dona D. Young                   Officer


By: /s/ Richard J. Wirth
    --------------------

*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's August 9, 2002 EDGAR filing on Form S-6 (File No. 333-86921). [Accession Number 0000949377-02-000477]














                                      S-2